Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2021
Entity Registrant Name	BNY MELLON FUNDS TRUST
Entity Central Index Key	0001111565
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 22, 2021
Document Effective Date	Dec. 31, 2021
Prospectus Date	Dec. 31, 2021
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund | Class M Shares
Prospectus:
Trading Symbol	MTSMX
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund | Investor Shares
Prospectus:
Trading Symbol	MTSIX
BNY Mellon Income Stock Fund | Class M Shares
Prospectus:
Trading Symbol	MPISX
BNY Mellon Income Stock Fund | Investor Shares
Prospectus:
Trading Symbol	MIISX
BNY Mellon Mid Cap Multi-Strategy Fund | Class M Shares
Prospectus:
Trading Symbol	MPMCX
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares
Prospectus:
Trading Symbol	MIMSX
BNY Mellon Small Cap Multi-Strategy Fund | Class M Shares
Prospectus:
Trading Symbol	MPSSX
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares
Prospectus:
Trading Symbol	MISCX
BNY Mellon Focused Equity Opportunities Fund | Class M Shares
Prospectus:
Trading Symbol	MFOMX
BNY Mellon Focused Equity Opportunities Fund | Investor Shares
Prospectus:
Trading Symbol	MFOIX
BNY Mellon International Fund | Class M Shares
Prospectus:
Trading Symbol	MPITX
BNY Mellon International Fund | Investor Shares
Prospectus:
Trading Symbol	MIINX
BNY Mellon Emerging Markets Fund | Class M Shares
Prospectus:
Trading Symbol	MEMKX
BNY Mellon Emerging Markets Fund | Investor Shares
Prospectus:
Trading Symbol	MIEGX
BNY Mellon International Equity Income Fund | Class M
Prospectus:
Trading Symbol	MLIMX
BNY Mellon International Equity Income Fund | Investor
Prospectus:
Trading Symbol	MLIIX
BNY Mellon Bond Fund | Class M Shares
Prospectus:
Trading Symbol	MPBFX
BNY Mellon Bond Fund | Investor Shares
Prospectus:
Trading Symbol	MIBDX
BNY Mellon Intermediate Bond Fund | Class M Shares
Prospectus:
Trading Symbol	MPIBX
BNY Mellon Intermediate Bond Fund | Investor Shares
Prospectus:
Trading Symbol	MIIDX
BNY Mellon Corporate Bond Fund | Class M Shares
Prospectus:
Trading Symbol	BYMMX
BNY Mellon Corporate Bond Fund | Investor Shares
Prospectus:
Trading Symbol	BYMIX
BNY Mellon Short-Term U.S. Government Securities Fund | Class M Shares
Prospectus:
Trading Symbol	MPSUX
BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares
Prospectus:
Trading Symbol	MISTX
BNY Mellon National Intermediate Municipal Bond Fund | Class M Shares
Prospectus:
Trading Symbol	MPNIX
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares
Prospectus:
Trading Symbol	MINMX
BNY Mellon National Short-Term Municipal Bond Fund | Class M Shares
Prospectus:
Trading Symbol	MPSTX
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares
Prospectus:
Trading Symbol	MINSX
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M Shares
Prospectus:
Trading Symbol	MPPIX
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares
Prospectus:
Trading Symbol	MIPAX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M Shares
Prospectus:
Trading Symbol	MMBMX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares
Prospectus:
Trading Symbol	MMBIX
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M
Prospectus:
Trading Symbol	MNYMX
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares
Prospectus:
Trading Symbol	MNYIX
BNY Mellon Municipal Opportunities Fund | Class M
Prospectus:
Trading Symbol	MOTMX
BNY Mellon Municipal Opportunities Fund | Investor
Prospectus:
Trading Symbol	MOTIX
BNY Mellon Asset Allocation Fund | Class M Shares
Prospectus:
Trading Symbol	MPBLX
BNY Mellon Asset Allocation Fund | Investor Shares
Prospectus:
Trading Symbol	MIBLX
BNY Mellon Government Money Market Fund | Class M Shares
Prospectus:
Trading Symbol	MLMXX
BNY Mellon Government Money Market Fund | Investor Shares
Prospectus:
Trading Symbol	MLOXX
BNY Mellon National Municipal Money Market Fund | Class M Shares
Prospectus:
Trading Symbol	MOMXX
BNY Mellon National Municipal Money Market Fund | Investor Shares
Prospectus:
Trading Symbol	MNTXX
Class A, C, I, & Y Prospectus | BNY Mellon Income Stock Fund | Class Y
Prospectus:
Trading Symbol	BMIYX
Class A, C, I, & Y Prospectus | BNY Mellon Income Stock Fund | Class A
Prospectus:
Trading Symbol	BMIAX
Class A, C, I, & Y Prospectus | BNY Mellon Income Stock Fund | Class C
Prospectus:
Trading Symbol	BMISX
Class A, C, I, & Y Prospectus | BNY Mellon Income Stock Fund | Class I
Prospectus:
Trading Symbol	BMIIX